Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid expenses and other current assets [Abstract]
Government authorities	[1]	$ 16	$ 13
Prepaid expenses		94	66
Total		$ 110	$ 79

[1]	The government authorities are monetary items, which are denominated or linked is NIS.